Basic and diluted net earnings per share	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
15.	Basic and diluted net earnings per share
Basic and diluted earnings per share have been calculated in accordance with ASC 260 on computation of earnings per share for each of the year ended December 31, 2020, 2021 and 2022, are calculated as follows
:

	For the year ended December 31
	2020	2021	2022

	(in thousands, except share and per share data)
Basic and diluted net earnings per share calculation
Numerator:
Net earnings attributable to ordinary shareholders, basic and diluted	8,247	450,144	355,201
Denominator:
Weighted-average ordinary shares outstanding, basic and diluted (1)	100,000,000	100,870,300	117,647,000
Net earnings per share attributable to ordinary shareholders:
Basic	0.08	4.46	3.02
Diluted	0.08	4.46	3.02
Note:

(1)	Retroactively restated for the stock subdivision as described in Note 1.